Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2021
Initial Public Offering [Abstract]
Schedule of Common Stock Subject to Possible Redemption
As of December 31, 2021, the common stock subject to possible redemption reflected on the balance sheet was reconciled in the following table:

Gross proceeds from public issuance	$276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)
Plus:
Accretion of carrying value to redemption value	31,621,284

Common stock subject to possible redemption	$276,000,000